Cromwell Tran Focus Fund
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
COMMON STOCKS - 96.3%
Aerospace & Defense - 3.2%
ATI, Inc.
(a)
............................................................................ 11,000 $ 894,740
Broadline Retail - 4.8%
Amazon.com, Inc.
(a)
................................................................... 6,108 1,341,134
Building Products - 1.9%
Builders FirstSource, Inc.
(a)
............................................................. 4,370 529,862
Capital Markets - 2.1%
LPL Financial Holdings, Inc. ............................................................ 1,810 602,169
Chemicals - 2.8%
Air Products and Chemicals, Inc. ........................................................ 2,900 790,888
Construction Materials - 4.5%
Martin Marietta Materials, Inc. .......................................................... 2,001 1,261,190
Electrical Equipment - 3.7%
GE Vernova, Inc. ..................................................................... 1,700 1,045,330
Health Care Providers & Services - 1.6%
Tenet Healthcare Corp.
(a)
............................................................... 2,200 446,688
Health Care Technology - 4.4%
Veeva Systems, Inc. - Class A
(a)
........................................................ 4,200 1,251,222
Hotels, Restaurants & Leisure - 2.5%
Expedia Group, Inc. ................................................................... 3,283 701,741
Independent Power and Renewable Electricity Producers - 8.2%
Talen Energy Corp.
(a)
.................................................................. 5,450 2,318,321
Insurance - 2.9%
Markel Group, Inc.
(a)
................................................................... 425 812,328
Interactive Media & Services - 3.4%
Meta Platforms, Inc. - Class A .......................................................... 1,325 973,053
Life Sciences Tools & Services - 6.8%
Avantor, Inc.
(a)
......................................................................... 42,800 534,144
Danaher Corp. ........................................................................ 7,027 1,393,173
1,927,317
Personal Care Products - 1.6%
elf Beauty, Inc.
(a)
...................................................................... 3,500 463,680

Cromwell Tran Focus Fund
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Shares Value
COMMON STOCKS - (Continued)
Real Estate Management & Development - 3.0%
CoStar Group, Inc.
(a)
.................................................................. 10,197 $ 860,321
Semiconductors & Semiconductor Equipment - 9.2%
Entegris, Inc. .......................................................................... 7,076 654,247
NVIDIA Corp. .......................................................................... 10,339 1,929,051
2,583,298
Software - 21.4%
Fair Isaac Corp.
(a)
...................................................................... 377 564,192
Intuit, Inc. ............................................................................. 1,633 1,115,192
Microsoft Corp. ........................................................................ 3,014 1,561,101
Palo Alto Networks, Inc.
(a)
............................................................... 7,148 1,455,476
Salesforce, Inc. ........................................................................ 3,330 789,210
SPS Commerce, Inc.
(a)
................................................................. 5,200 541,528
6,026,699
Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc. - Class B ................................................................... 6,325 441,042
Trading Companies & Distributors - 6.7%
Ferguson Enterprises, Inc. .............................................................. 6,075 1,364,324
QXO, Inc.
(a)
........................................................................... 27,800 529,868
1,894,192
TOTAL INVESTMENTS - 96.3% (Cost $18,128,282) ....................................................... $ 27,165,215
Other Assets in Excess of Liabilities - 3.7% ................................................................ 1,031,062
TOTAL NET ASSETS - 100% ...........................................................................
$ 28,196,277
Percentages are stated as a percent of net assets.
(a)
Non-income producing security.